Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation And Retirement Disclosure [Abstract]
Stock Option Activities Under the Option Plans

Stock option activities under the Option Plans for the years ended December 31, 2013 ,2012 and 2011 are as follows:

	2013		2012		2011

	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share	Options	Weighted Average Exercise Price/Share
Outstanding at beginning of year	1,195,661	$9.51	1,102,325	$9.08	1,201,410	$8.53
Granted	258,990	13.36	259,596	10.50	141,266	10.99
Exercised	(161,811)	9.88	(112,105)	7.93	(146,334)	7.34
Forfeited	(19,750)	9.86	(54,155)	8.78	(94,018)	7.68

Outstanding at end of year	1,273,090	10.24	1,195,661	9.51	1,102,325	9.08

Exercisable at end of year	875,309	$9.47	827,640	$9.13	793,846	$8.78

Schedule of Characteristics of Issued Stock Options

The following table summarizes certain characteristics of issued stock options as of December 31, 2013:

Year Issued	Options Outstanding	Exercise Price	Average Remaining Contractual Life (in years)
2004	78,133	$10.08	0.9
2005	68,534	8.48	1.3
2005	17,709	8.61	1.3
2006	59,355	7.47	2.9
2007	57,492	7.03	3.9
2008	69,768	7.16	4.9
2009	118,668	8.02	5.9
2010	162,274	10.35	6.9
2011	129,686	11.00	7.9
2012	252,481	10.50	8.9
2013	258,990	13.36	9.9

	1,273,090	$10.24	6.7

Schedule of Changes in the Stock for the MRP and RSP

The following is a summary of the changes in the stock for the MRP and RSP during the years ended December 31, 2013, 2012 and 2011:

Shares
Nonvested restricted stock as of January 1, 2011	3,306
Granted	108,000
Vested	(13,956)
Forfeited	(150)

Nonvested restricted stock as of December 31, 2011	97,200
Granted	33,332
Vested	(17,464)
Forfeited	-

Nonvested restricted stock as of December 31, 2012	113,068
Granted	26,196
Vested	(22,703)
Forfeited	-

Nonvested restricted stock as of December 31, 2013	116,561

Schedule of the Obligation and Funded Status

The following table sets forth the obligation and funded status as of December 31, 2013 and 2012:

(Dollar amounts in thousands)	Directors’ Retirement Plan		SERP
	2013	2012	2013	2012

Change in benefit obligation
Benefit obligation at beginning of year	$827	$829	$2,960	$2,678
Service Cost	4	6	99	81
Interest Cost	29	34	112	120
Actuarial losses	8	30	(93)	166
Benefits paid	(41)	(72)	(85)	(85)

Benefit obligation at end of year	827	827	2,993	2,960

Change in plan assets
Fair value of plan assets at beginning of year	-	-	-	-
Employer contributions	41	72	85	85
Benefits paid	(41)	(72)	(85)	(85)

Fair value of plan assets at end of year	-	-	-	-

Funded Status	$(827)	$(827)	$(2,993)	$(2,960)

Amounts recognized in accumulated other comprehensive income, net consist of:
Net loss	$61	$56	$335	$465
Prior service cost	-	-	-	-
Transition obligation	-	-	81	108

Total	$61	$56	$416	$573

Schedule of Net Periodic Pension Cost for Retirement Plan

The components of net periodic benefit cost and other amounts recognized in AOCI at December 31, 2013, 2012 and 2011 are as follows:

(Dollar amounts in thousands)	Directors’ Retirement Plan			SERP
	2013	2012	2011	2013	2012	2011

Net Periodic Pension Cost
Service cost	$4	$6	$5	$99	$81	$64
Interest cost	29	34	41	112	120	123
Amortization of transition obligation	-	-	-	41	41	41
Amortization of net loss	-	-	-	105	81	55
Amortization of prior service cost	-	33	87	-	-	-

Net periodic pension cost	$33	$73	$133	$357	$323	$283

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income (loss)
Net actuarial loss/ (gain)	$5	$(7)	$11	$(128)	$51	$101
Amortization of transition obligation	-	-	-	(27)	(29)	(27)
Amortization of prior service cost	-	(22)	(57)	-	-	-

Total recognized in other comprehensive income	$5	$(29)	$(46)	$(155)	$22	$74

Schedule of the Weighted Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost

The weighted average assumptions used to determine benefit obligations and net periodic pension cost at the measurement dates were as follows:

	Directors’ Retirement Plan		SERP
	2013	2012	2013	2012

Discount rate	4.75%	4.50%	4.25%	4.13%
Rate of compensation increase	4.00%	2.50%	4.00%	4.00%